Document And Entity Information	Apr. 30, 2024
Document Information [Line Items]
Entity, Registrant Name	DOMA HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Apr. 30, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38069
Entity, Tax Identification Number	26-2922329
Entity, Address, Address Line One	101 Mission Street, Suite 1050
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	419-3827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001722438
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DOMA
Security Exchange Name	NYSE
WarrantToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant to purchase common stock
Trading Symbol	DOMAW